Leases - Additional Information (Details) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($) ft²	Jun. 30, 2023 USD ($) ft² OPTION	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) ft² OPTION	Dec. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Security deposit	$ 900	$ 500		$ 900
Tenant improvements (up to)				9,500
Sublease, base lease payments	500
Increase in lease liability		(664)	$ (563)	(1,165)	$ (687)
Operating lease right-of-use assets	9,715	9,135		9,715	10,766
Finance lease right-of-use assets	$ 500	0		$ 500	$ 200
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property and equipment, net			Property and equipment, net
Standby Letters of Credit
Lessee, Lease, Description [Line Items]
Security deposit						$ 500
Office space, principal executive offices and laboratory
Lessee, Lease, Description [Line Items]
Tenant improvements (up to)		$ 9,500
Washington | Office space, principal executive offices and laboratory
Lessee, Lease, Description [Line Items]
Square feet of office space leased | ft²	33,300	33,300		33,300
Number of option to extend leases | OPTION		2		2
Lease agreement extended period	5 years	5 years		5 years
Washington | Office space, additional offices and laboratory
Lessee, Lease, Description [Line Items]
Square feet of office space leased | ft²	6,272	6,272		6,272
Lease agreement extended period	28 months	28 months		28 months
Increase in right-of-use-asset				$ 1,600
Increase in lease liability				$ 1,600